Mortgage Banking Derivatives - Schedule of Net Gains (Losses) Relating to Derivative Instruments (Details) - Mortgage Banking - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) on derivatives instruments	$ 288	$ 434
IRLs
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) on derivatives instruments	$ 157	$ 429
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Sale of Mortgage Loans	Gain (Loss) on Sale of Mortgage Loans
Forwards
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) on derivatives instruments	$ 131	$ 5
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Hedging Activity	Gain (Loss) on Hedging Activity